Class A Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights description	one
Class A Ordinary Shares [Member] | Warrant [Member]
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Shares outstanding	2,811,744	29,550,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Ordinary shares, outstanding, subject to possible redemption	1,872,928	28,750,000